CCMI FUNDS
                                 (formerly, CCB Funds)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     July 26, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: CCMI FUNDS (the "Trust")
            CCMI Equity Fund
           1933 Act File No. 33-45753
           1940 Act File No. 811-6561

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated July 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No.16 on July 23, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-4827.

                                                Very truly yours,



                                                /s/ Geoff Taylor
                                                Geoff Taylor
                                                Assistant Secretary